OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	9 Months Ended
Dec. 31, 2025 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning Period Right Of Use Of Assets	$ 21,858
Amortization	(15,132)
Ending period Right Of Use Of Assets	$ 6,726